Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income tax benefit/(expense)
Schedule of income tax benefit

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current income tax	(16,780)	(25,259)	(15,196)
Deferred income tax	128,875	87,406	5,434
Income tax benefit/ (expense)	112,095	62,147	(9,762)

Schedule of tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,442,608	990,173	361,714
Tax calculated at PRC statutory income tax rate of 25%	360,652	247,543	90,429
Differential of income tax rates applicable to subsidiaries	(161,199)	(119,211)	(36,590)
Expense not deductible for tax purposes	(10,169)	(5,659)	(3,863)
Incomes not subject to tax	1,732	542	191
Tax losses and temporary differences for which no deferred income tax asset was recognized	(87,237)	(73,690)	(73,942)
Derecognition of deferred tax assets on tax losses	(23)	—	—
Additional deductible allowance for research and development expenses	8,255	10,164	12,474
Utilization of previously unrecognized tax losses	84	2,458	1,539
Income tax benefit/ (expense)	112,095	62,147	(9,762)

Schedule of unused tax losses

	At December 31,
	2022	2023
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	2,248,748	2,695,910

Schedule of unused tax losses by expiration date

	At December 31,
	2022	2023
	RMB’000	RMB’000

Year 2023	118,796	—
Year 2024	419,866	419,866
Year 2025	83,576	83,576
Year 2026	208,346	208,346
Year 2027	67,745	67,745
Year 2028	1,826	113,129
Year 2029	7,149	7,149
Year 2030	8,049	8,049
Year 2031	56,195	56,195
Year 2032	122,036	122,036
Year 2033	—	220,273